Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and estimated fair value of securities with gross unrealized gains and losses
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
December 31, 2017:
Available-for-Sale:
U.S. Government and agency obligations	$10,612	$-	$(142)	$10,470
Mortgage-backed securities - residential	7,909	19	(85)	7,843

	$18,521	$19	$(227)	$18,313
Held-to-Maturity:
Mortgage-backed securities - residential	$637	$9	$-	$646
State and municipal securities	5,938	41	(37)	5,942

	$6,575	$50	$(37)	$6,588

December 31, 2016:
Available-for-Sale:
U.S. Government and agency obligations	$8,106	$3	$(110)	$7,999
Mortgage-backed securities - residential	9,769	42	(63)	9,748

	$17,875	$45	$(173)	$17,747
Held-to-Maturity:
Mortgage-backed securities - residential	$745	$13	$-	$758
State and municipal securities	6,675	25	(74)	6,626

	$7,420	$38	$(74)	$7,384

Schedule of amortized cost and estimated fair value by contractual maturity of debt securities
	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In Thousands)

Due in one year or less	$-	$-	$839	$837
Due after one year through five years	8,607	8,489	3,302	3,294
Due after five years through ten years	1,005	1,001	1,797	1,811
Due after ten years	1,000	980	-	-
Mortgage-backed securities - residential	7,909	7,843	637	646
	$18,521	$18,313	$6,575	$6,588

Schedule of continuous unrealized loss position for investment securities
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
2017:
Available-for-Sale
U.S. Government and agency obligations	$4,472	$34	$5,999	$108	$10,471	$142
Mortgage-backed securities - residential	2,459	23	3,435	62	5,894	85

	$6,931	$57	$9,434	$170	$16,365	$227

2017:
Held-to-Maturity
Mortgage-backed securities – residential(1)	$-	$-	$171	$-	$171	$-
State and municipal Securities	1,574	16	1,331	21	2,905	37
	$1,574	$16	$1,502	$21	$3,076	$37

2016:
Available-for-Sale
U.S. Government and agency obligations	$6,996	$110	$-	$-	$6,996	$110
Mortgage-backed securities - residential	4,441	49	987	14	5,428	63

	$11,437	$159	$987	$14	$12,424	$173
2016:
Held-to-Maturity
Mortgage-backed securities – residential(1)	$178	$-	$-	$-	$178	$-
State and municipal Securities(1)	4,275	74	45	-	4,320	74

	$4,453	$74	$45	$-	$4,498	$74

(1) Aggregate unrealized loss position of these securities is less than $500.